UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               May 1, 2008
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      31
 Form 13F Information Table Value Total:      $1,234,959
                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name

                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2008
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM             026874107     56614    1309000 SH       SOLE         1309000         0         0
ANHEUSER BUSCH COS INC             COM             035229103     40242     848100 SH       SOLE          848100         0         0
BANK OF AMERICA CORPORATION        COM             060505104     94168    2484000 SH       SOLE         2484000         0         0
BP PLC                             SPONSORED ADR   055622104     37178     613000 SH       SOLE          613000         0         0
CISCO SYS INC                      COM             17275R102     52034    2160000 SH       SOLE         2160000         0         0
CROSSTEX ENERGY INC                COM             22765Y104     26379     777000 SH       SOLE          777000         0         0
GANNETT INC                        COM             364730101     32933    1133650 SH       SOLE         1133650         0         0
GENERAL ELECTRIC CO                COM             369604103     50741    1371000 SH       SOLE         1371000         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     15402     363000 SH       SOLE          363000         0         0
JOHNSON & JOHNSON                  COM             478160104     99919    1540300 SH       SOLE         1540300         0         0
KOOKMIN BK NEW                     SPONSORED ADR   50049M109     30197     538746 SH       SOLE          538746         0         0
KRAFT FOODS INC                    CL A            50075N104     55446    1788000 SH       SOLE         1788000         0         0
LOEWS CORP                         COM             540424108     41105    1022000 SH       SOLE         1022000         0         0
M D C HLDGS INC                    COM             552676108         9        200 SH       SOLE             200         0         0
MICROSOFT CORP                     COM             594918104     36894    1300000 SH       SOLE         1300000         0         0
MOTOROLA INC                       COM             620076109     21483    2310000 SH       SOLE         2310000         0         0
NAVTEQ CORP                        COM             63936L100     17562     258262 SH       SOLE          258262         0         0
PACKAGING CORP AMER                COM             695156109      1719      77000 SH       SOLE           77000         0         0
PFIZER INC                         COM             717081103     38057    1818300 SH       SOLE         1818300         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     96136    2362069 SH       SOLE         2362069         0         0
SPECTRA ENERGY CORP                COM             847560109     47312    2079657 SH       SOLE         2079657         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100     29270    2850000 SH       SOLE         2850000         0         0
TOLL BROTHERS INC                  COM             889478103     43661    1859500 SH       SOLE         1859500         0         0
TRANE INC                          COM             892893108     11475     250000 SH       SOLE          250000         0         0
US BANCORP DEL                     COM NEW         902973304     39544    1222000 SH       SOLE         1222000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100     24918     507400 SH       SOLE          507400         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      7879     267000 SH       SOLE          267000         0         0
WASTE MGMT INC DEL                 COM             94106L109     34265    1021000 SH       SOLE         1021000         0         0
WEYERHAEUSER CO                    COM             962166104     46504     715000 SH       SOLE          715000         0         0
WYETH                              COM             983024100     72199    1728900 SH       SOLE         1728900         0         0
XTO ENERGY INC                     COM             98385X106     33714     545000 SH       SOLE          545000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1234959